Filed with the Securities and Exchange Commission on November 16, 2011
Securities Act of 1933 File No. 033-70958
Investment Company Act of 1940 File No. 811-08104

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /x/

Pre-Effective Amendment No. __

Post-Effective Amendment No.  64
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /x/

Amendment No.  65
(Check appropriate box or boxes.)

TOUCHSTONE FUNDS GROUP TRUST
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(Exact name of Registrant as Specified in Charter)

303 Broadway, Suite 1100, Cincinnati, Ohio  45202
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(Address of Principal Executive Offices)      Zip Code

Registrant's Telephone Number, including Area Code (513) 878-4066
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Jill T. McGruder, 303 Broadway, Cincinnati, OH 45202
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(Name and Address of Agent for Service)

With Copy to: John M. Ford, Esq.
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103

It is proposed that this filing will become effective
(check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[_] on (date) pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)(1)
[_] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A is filed for the sole purpose of submitting exhibits containing interactive data format risk/return summary information for Class A, Class C, Class Y and Institutional shares of the Touchstone Ultra Short Duration Fixed Income Fund, a series of Touchstone Funds Group Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirement for effectiveness of this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 64 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati, State of Ohio on the 16th day of November 2011.

TOUCHSTONE FUNDS GROUP TRUST

By: /s/ Jill T. McGruder
       Jill T. McGruder
       President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

*	Trustee	November 16, 2011
Phillip R. Cox

*	Trustee	November 16, 2011
H. Jerome Lerner

*	Trustee	November 16, 2011
John P. Zanotti

*	Trustee	November 16, 2011
Donald C. Siekmann

*	Trustee	November 16, 2011
Susan J. Hickenlooper

/s/ Jill T. McGruder	Trustee and President	November 16, 2011
Jill T. McGruder

/s/ Terrie A. Wiedenheft	Controller, Treasurer	November 16, 2011
Terrie A. Wiedenheft	and Principal Financial
Officer

*By: /s/ Terrie A. Wiedenheft
        Terrie A. Wiedenheft
       (Attorney-in-Fact Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase